Parenthetical Information - Significant accounting policies (Detail: Text Values)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Impact of the EU carve-out version of IAS 39 [Abstract]
Profit before tax	€ 128,000,000	€ 180,000,000
Profit after tax	€ 85,000,000	€ 12,000,000
Impact on CET 1 capital ratio (less than) in bps	2	1
Change in accounting estimates in EUR million [Abstract]
Methodology change resulted in an increase of the Groups allowance for loan losses	€ 60,000,000
Groups adoption of a revised discount curve methodology resulted in a net actuarial gain	€ 45,000,000
Principles of Consolidation - Associates in percent [Abstract]
Significant influence is generally presumed when the Group holds voting rights in a lower range	0.20
Significant influence is generally presumed when the Group holds voting rights in an upper range	0.50
Groups investment of the voting stock	0.20
Impairement of loans and provision for off-balance sheet positons - Staged approach to the determination of expected losses [Abstract]
Group recognize a loss allowance at an amount equal to lifetime expected credit losses	1